Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets Acquired from Acquisition

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 and Shannon Systems in 2015 are as follows:

	December 31
	2015				2016
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Developed technology	8,381	—	(1,051)	7,330	8,381	—	(3,154)	5,227

Goodwill Disclosure

	December 31
	2015				2016
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	99,504	(30,808)	(36)	68,660	99,504	(30,808)	(40)	68,656